FINANCIAL RISK MANAGEMENT ACTIVITIES - Reconciliation of Deferred Compensation Asset (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets [line items]
Opening balance	$ 48	$ 12	$ 25
Unwinding of the deferred compensation assets	4	1	1
Changes in estimates - fair value adjustments	3	14	(13)
Sale of Gramalote	0	22	0
Part repayment of deferred compensation asset	(6)	0	0
Translation	(1)	(1)	(1)
Closing balance	$ 48	$ 48	$ 12